N-2	Dec. 11, 2023 $ / shares
Cover [Abstract]
Entity Central Index Key	0000925683
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Financial Opportunities Fund
General Description of Registrant [Abstract]
Share Price	$ 29.75
NAV Per Share	$ 28.44
Latest Premium (Discount) to NAV [Percent]	4.61%